Investment Objectives and Goals - FT Vest Gold Strategy Quarterly Buffer ETF	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 8.54% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from September 2, 2025 through November 28, 2025.